Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [LineItems]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date that the financial statements were available to be issued, June 23, 2026, and determined that there were no other subsequent events requiring disclosure in the financial statements except as disclosed in Note 5.